Annual Fund Operating Expenses	Jul. 29, 2026
CYBER HORNET S&P 500(R) - No Load Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%	[2]
CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.96%
CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.95%
CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[5]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.95%
CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[6]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.95%
CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.95%

[1]	CYBER HORNET ETFS, LLC (the “Adviser”) provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to any distribution plan adopted pursuant to Rule 12b-1; taxes or governmental fees; acquired fund fees and expenses, if any; brokerage commissions and other expense of executing portfolio transactions; interest expenses; and litigation and potential litigation, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the financial highlights. The Management Fee and Other Expenses have been restated to reflect the current “unitary fee” agreement.
[3]	The Fund’s investment adviser, CYBER HORNET ETFs, LLC (the “Adviser”), provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-1 Distribution Plan, costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[4]	The Fund’s investment adviser, CYBER HORNET ETFs, LLC (the “Adviser”), provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-1 Distribution Plan, costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[5]	The Fund’s investment adviser, CYBER HORNET ETFs, LLC (the “Adviser”), provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-1 Distribution Plan, costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[6]	The Fund’s investment adviser, CYBER HORNET ETFs, LLC (the “Adviser”), provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-1 Distribution Plan, costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[7]	The Fund’s investment adviser, CYBER HORNET ETFs, LLC (the “Adviser”), provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.